[FRONT PAGE]

Semiannual Report January 31, 2000



Oppenheimer
Senior  Floating Rate Fund

[LOGO]OppenheimerFunds(R)
      The Right Way to Invest

PRESIDENT'S LETTER

DEAR SHAREHOLDER,

Whenever a new year begins -- let alone a new decade or century -- it makes sense to pause a moment to assess where we've been and where we're going.

In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor senti-ment because of economic uncertainty.When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas.At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures.Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks outperformed U.S. stocks in 1999. Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control.The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com"companies will survive, and many of these high-flying Internet stocks will eventually -- and perhaps very suddenly -- return to more reasonable levels.The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment,consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed,these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,

/S/Bridget A. Macaskill
Bridget A. Macaskill
President
Oppenheimer
Senior Floating Rate Fund

February 22, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.

AN INTERVIEW WITH YOUR FUND'S MANAGER


ARTHUR ZIMMER
JOSEPH WELSH
Portfolio Managers
HOW HAS OPPENHEIMER SENIOR FLOATING RATE FUND PERFORMED SINCE ITS INCEPTION ON SEPTEMBER 7, 1999?

As of January 31, 2000, the Fund has performed well in spite of a difficult period for the loan market. In particular, we are pleased that the Fund achieved its objectives of providing investors with an attractive level of current income while maintaining low levels of share price volatility.

WHAT MADE THIS A DIFFICULT PERIOD FOR THE LOAN MARKET?

A key area of concern was interest rates. Despite multiple rate hikes by the Federal Reserve Board in the second half of 1999, U.S. economic growth showed few signs of slowing to a pace the Fed might consider sustainable.Although actual inflation numbers remained low, robust consumer spending and a tight labor market increased the upward pressure on prices and wages because rising rates increase the costs of borrowing.The possibilities of increasing inflation and future rate hikes appeared likely to hurt corporate borrowers, especially those on the weakest financial footing.As a result, most investors in the loan market sought to purchase only those loans issued by financially stable companies with high credit ratings.

Other market difficulties were related to Y2K issues. Driven by the uncertainties surrounding the millennial date change, an unusually large number of companies sought to satisfy their capital needs well in advance of January 1, 2000. As a result corporate loan issuances rose sharply in September, October and November 1999 and then fell to negligible volumes in December and early January. As volume rose, prices generally declined, only to climb again as volume fell.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

When we  launched  the Fund on  September  7,  1999,  we took  advantage  of the favorable  market  conditions  to  invest  in  senior  secured  loans  issued by companies with relatively high credit quality at prices we considered attractive. By the end of November 1999, when the supply of new issues began winding down in anticipation of year-end, we had acquired more than 40 senior secured loans issued by 19 different entities.We held securities issued by companies in a diverse group of industries, such as telecommunications, transportation, energy, chemicals, lodging and manufacturing. Since November, we have continued to search out relatively high credit quality opportunities in the market, despite the low supply of new issues.

WHAT ARE YOUR OBJECTIVES FOR THE FUND?

With interest rates at relatively low levels, investors have few opportunities to earn the current income they need without taking undesirable risks. Because bond prices typically move in the opposite direction of changing interest rates, bond investors may find the current value of their investment falling if interest rates rise. At the same time, many investors may be wary of locking in today's low bond yields for the long term.

We established Oppenheimer Senior Floating Rate Fund for investors seeking high current income with relative principal stability in today's volatile interest rate environment.The Fund invests primarily in senior secured adjustable-rate loans.These loans have the potential to offer higher yields than short- and intermediate-term securities and investment-grade corporate bonds of comparable maturities. (1)They also offer an adjustable or "floating" income stream that helps reduce the volatility of principal when interest rates rise. Because the income from the loans the Fund invests in fluctuates when short-term interest rates change, the values of the loans tend to be more stable. (2) In addition, senior secured loans tend to provide greater protection against "credit risk" -- the risk that an issuer may be unable to meet its obligations. Senior secured loans are typically backed by collateral and, in case of default, have built-in provisions that require the borrower to make payments on its senior obligations before it pays holders of its bonds and stocks.(3)


1. Most of the Fund's investments in senior loans are below investment grade, which entails greater credit risks, and tend to be illiquid investments.

2. Interest rates on senior floating rate loans reset periodically, so that the Fund's share prices will fluctuate in value.

3. There can be no assurance that the collateral will be adequate to cover the borrower's obligations, or that the Fund will be able to sell the collateral promptly.


4 Oppenheimer Senior Floating Rate Fund

The Fund offers investors another timely advantage as well.The values of senior secured floating rate loans historically have shown low correlation to changing stock and bond prices. In other words, when stocks or bonds rise or fall, senior loan values have tended not to move in the same direction.As a result, the Fund provides investors with an opportunity to effectively diversify their holdings, thereby reducing the overall principal risk level of their portfolio.(4)

WHAT IS YOUR OUTLOOK FOR THE FUND?

We believe that companies that put their capital needs on hold in late 1999 are likely to reenter the market in early 2000. As the volume of new loan issuance increases, we expect new opportunities to emerge for the Fund to invest in loans with good yields at attractive prices. If the U.S. economy continues to expand at or near its present pace, we believe upward pressure on interest rates may rise, increasing the volatility of stock and bond prices. In such an environment, the Fund is strongly positioned to help investors earn attractive levels of income while reducing the risk of the volatility of their principal, which is why Oppenheimer Senior Floating Rate Fund is an important part of The Right Way to Invest.


The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.


4. The Fund is a non-diversified fund, which means that it can invest a relatively greater percentage of its assets in fewer issuers compared to diversified funds.



4 Oppenheimer Senior Floating Rate Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                               January 31, 2000 / Unaudited


                                                                                     FACE                   MARKET VALUE
                                                                                     AMOUNT                 SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS - 90.6%(1)(2)
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.8%
Fairchild Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
9.06%-9.452%, 4/30/06                                                                $       4,328,891      $     4,179,187
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 14.4%
Georgia Gulf Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.562%-8.938%, 11/12/06                                                                      5,000,000            5,020,835
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
9.58%, 6/30/05                                                                              10,859,090           10,963,436
                                                                                                              --------------
                                                                                                                 15,984,271
----------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 1.8%
Synthetic Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.62%, 11/2/08                                                                    2,000,000            2,011,250
----------------------------------------------------------------------------------------------------------------------------
ENERGY - 2.6%
Port Arthur Coker Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 11.29%, 6/15/07                                                                   3,000,000            2,940,000
----------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 5.5%
Grant Forest Products Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.58%, 6/15/03                                                                    1,130,434            1,129,022
----------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche E, 9.438%-9.687%, 10/1/03                                                            5,000,000            5,007,500
                                                                                                              --------------
                                                                                                                  6,136,522
----------------------------------------------------------------------------------------------------------------------------
GAMING/LEISURE - 3.6%
Extended Stay America, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 9.69%, 12/31/04                                                                   2,000,000            2,003,750
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche II, 8.531%-8.573%, 2/23/03                                                2,000,000            2,005,000
                                                                                                              --------------
                                                                                                                  4,008,750
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.3%
Dade Behring International, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.875%-9%, 6/30/06                                                                  746,250              746,810
Tranche C, 9.125%-9.25%, 6/30/07                                                               746,250              746,809
                                                                                                              --------------
                                                                                                                  1,493,619
----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.9%
Blount International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.82%-9.92%, 8/12/06                                                              1,496,249            1,505,602
----------------------------------------------------------------------------------------------------------------------------
Citation Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
9.875%, 12/1/07                                                                              3,000,000            2,964,375
----------------------------------------------------------------------------------------------------------------------------
Terex Corp., Sr. Sec. Credit Facilities Term Loan, Tranche C,
8.821%-9.39%, 2/5/06                                                                           999,997            1,000,625
                                                                                                              --------------
                                                                                                                  5,470,602
----------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  CABLE/WIRELESS VIDEO - 4.5%
Charter Communication Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.54%-8.64%, 3/18/08                                                        4,999,999            5,011,200
----------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  DIVERSIFIED MEDIA - 6.3%
Dreamworks Film Trust II, Sr. Sec. Credit Facilities Term Loan,
Tranche II, 8.726%, 1/12/09                                                                  2,000,000            2,007,500
----------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.563%, 6/30/06                                                                   5,000,000            4,981,250
                                                                                                              --------------
                                                                                                                  6,988,750




 5  Oppenheimer Senior Floating Rate Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                               Unaudited / Continued


                                                                                     FACE                   MARKET VALUE
                                                                                     AMOUNT                 SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  TELECOMMUNICATIONS - 3.6%
VoiceStream Wireless Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2/25/09                                                                   $       4,000,000      $     3,990,000
----------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  WIRELESS COMMUNICATIONS - 7.9%
American Tower Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.16%-9.28%, 12/17/07                                                             1,700,000            1,707,438
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 9.438%, 1/29/08                                                                   3,500,000            3,539,375
Tranche C, 9.75%, 7/29/08                                                                    3,500,000            3,539,375
                                                                                                              --------------
                                                                                                                  8,786,188
----------------------------------------------------------------------------------------------------------------------------
METALS/MINERALS - 3.6%
Ispat Inland LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.072%, 7/16/05                                                                   1,993,047            1,972,495
Tranche C, 8.573%, 7/16/06                                                                   1,993,047            1,972,495
                                                                                                              --------------
                                                                                                                  3,944,990
----------------------------------------------------------------------------------------------------------------------------
SERVICE - 7.0%
Allied Waste North America, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.875%, 7/21/06                                                                   1,954,545            1,889,707
Tranche C, 9.125%-9.187%, 7/21/07                                                            3,045,453            2,944,427
----------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
9.812%-10.063%, 12/10/06                                                                     3,000,000            2,996,250
                                                                                                              --------------
                                                                                                                  7,830,384
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 10.8%
Kansas City Southern Industries, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche X, 8.562%, 1/11/01                                                             5,000,000            5,000,000
----------------------------------------------------------------------------------------------------------------------------
Motor Coach Industries International, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 9.08%-9.30%, 6/16/06                                                   4,987,467            5,006,172
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
8.28%, 6/30/06                                                                               2,000,000            1,991,876
                                                                                                              --------------
                                                                                                                 11,998,048
----------------------------------------------------------------------------------------------------------------------------
UTILITY - 9.0%
Cincinnati Bell Corp./IXC Communications Corp., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 8.03%-8.16%, 1/12/07                                        9,999,999           10,017,860
                                                                                                              --------------
Total Corporate Loans (Cost $100,832,566)                                                                       100,791,621

----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Century Communications, Inc., 9.50% Sr. Nts., 8/15/00
(Cost $2,521,875)                                                                            2,500,000            2,525,000

----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 15.3%
----------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.68%, dated 1/31/00, to be repurchased at $17,102,698 on 2/1/00,
collateralized by U.S. Treasury Nts., 5%-8%, 5/31/00-11/15/28,
with a value of $8,438,868, U.S. Treasury Bonds, 5.25%-12%,
2/15/06-11/15/28, with a value of $7,824,360 and U.S. Treasury
Bills, 6/29/00, with a value of $1,190,433  (Cost $17,100,000)                              17,100,000           17,100,000

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $120,454,441)                                                 108.2%          120,416,621
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                  (8.2)     (9,129,550)
                                                                                       ----------------     ----------------
NET ASSETS                                                                                      100.0%      $   111,287,071
                                                                                       ================     ================


 6  Oppenheimer Senior Floating Rate Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                 Unaudited / Continued




--------------------------------------------------------------------------------
Corporate Loans are represented by the following footnotes:
1. Represents the current interest rate for a variable or increasing rate security.
2. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.



 7  Oppenheimer Senior Floating Rate Fund



----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 January 31, 2000 / Unaudited



----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreement of $17,100,000)(cost $120,454,441)
 - see accompanying statement                                                                                        $120,416,621
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       60,715
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                       11,971,204
Shares of beneficial interest sold                                                                                      1,423,351
Interest                                                                                                                  898,824
Other                                                                                                                      73,054
                                                                                                                     -------------
Total assets                                                                                                          134,843,769

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                  21,470,028
Shares of beneficial interest repurchased                                                                               1,868,652
Dividends                                                                                                                 183,961
Distribution and service plan fees                                                                                         20,853
Transfer and shareholder servicing agent fees                                                                               9,819
Other                                                                                                                       3,385
                                                                                                                     -------------
Total liabilities                                                                                                      23,556,698

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                           $111,287,071
                                                                                                                     =============

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                      $111,029,351
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                       129,047
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                                  166,493
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                                (37,820)
                                                                                                                     -------------
Net assets                                                                                                           $111,287,071
                                                                                                                     =============
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and repurchase price per share (based on net assets of
$1,592,254 and 159,011 shares of beneficial interest outstanding)                                                          $10.01

----------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, repurchase price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $40,837,789
and 4,077,107 shares of beneficial interest outstanding)                                                                   $10.02

----------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, repurchase price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $68,857,028
and 6,872,286 shares of beneficial interest outstanding)                                                                   $10.02


See accompanying Notes to Financial Statements.




 8  Oppenheimer Senior Floating Rate Fund


------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                                                    For the Period from September 8, 1999
                                                                                    (commencement of operations) to January 31,
                                                                                    2000 / Unaudited


----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                               $1,945,444
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                           177,408
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                       170
Class B                                                                                                                    76,517
Class C                                                                                                                   100,378
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              24,276
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 6,386
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      13,207
                                                                                                                       -----------

Total expenses                                                                                                            398,342
Less reimbursement of expenses                                                                                           (176,944)
Less expenses paid indirectly                                                                                              (4,862)
                                                                                                                       ------------
Net expenses                                                                                                              216,536

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   1,728,908

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments                                                                                          166,493
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                                      (37,820)
                                                                                                                       ------------
Net realized and unrealized gain                                                                                          128,673

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $1,857,581
                                                                                                                       ===========


See accompanying Notes to Financial Statements.









 9  Oppenheimer Senior Floating Rate Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                 PERIOD ENDED
                                                                                                               JANUARY 31, 2000(1)
                                                                                                                   UNAUDITED
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                                  $1,728,908
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                         166,493
----------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation or depreciation                                                                     (37,820)
                                                                                                                       ------------
Net increase in net assets resulting from operations                                                                    1,857,581

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS  AND/OR  DISTRIBUTIONS  TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                                    (4,901)
Class B                                                                                                                  (701,289)
Class C                                                                                                                  (893,671)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL  INTEREST  TRANSACTIONS
Net  increase in net assets  resulting  from beneficial interest transactions:
Class A                                                                                                                 1,494,412
Class B                                                                                                                40,746,927
Class C                                                                                                                68,686,012

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                        111,185,071

----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       102,000(2)
                                                                                                                     -------------
End of period (including undistributed net investment
income of $129,047 for the period ended January 31, 2000)                                                            $111,287,071
                                                                                                                     =============


1. For the period from September 8, 1999 (commencement of operations) to January 31, 2000. 2. Reflects the value of the Manager's initial seed money investment at August 26, 1999.

See accompanying Notes to Financial Statements.





10  Oppenheimer Senior Floating Rate Fund




FINANCIAL HIGHLIGHTS
                                                            CLASS A                  CLASS B                  CLASS C
                                                            ---------------------    --------------------     ---------------------

                                                            PERIOD ENDED             PERIOD ENDED             PERIOD ENDED
                                                            JANUARY 31,              JANUARY 31,              JANUARY 31,
                                                            2000 UNAUDITED(1)        2000 UNAUDITED(1)        2000 UNAUDITED(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $10.00                  $10.00                    $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                                .29                     .28                       .28
Net realized and unrealized gain                                     .01                     .01                       .01
                                                                  -------                 -------                   -------
Total income from investment operations                              .30                     .29                       .29

---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.29)                   (.27)                     (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.01                  $10.02                    $10.02
                                                                  =======                 =======                   =======

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                3.05%                   2.95%                     2.90%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                          $1,592                 $40,838                   $68,857
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 181                 $25,810                   $33,971
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (3)
Net investment income                                              7.60%                   6.36%                     6.37%
Expenses                                                           1.18%                   1.69%                     1.68%
Expenses, net of indirect expenses                                 0.42%                   0.93%                     0.92%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                           53%                     53%                       53%


1. For the period from September 8, 1999 (commencement of operations) to January 31, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized  for periods of less than one full year.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000 were $134,609,904 and $31,379,523, respectively.

See accompanying Notes to Financial Statements.







11  Oppenheimer Senior Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS Unaudited


1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt obligations. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B and Class C shares. Class A shares are not available for direct purchase and will be available only upon automatic conversion of Class B shares. Class B and Class C shares are sold without an initial sales charge but may be subject to an Early Withdrawal Charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its total assets in collateralized floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of an assignment of a loan or a participation interest in a loan. Most senior loans are illiquid. As of January 31, 2000, securities with an aggregate market value of $100,791,621, representing 90.57% of the Fund's net assets were comprised of senior loans.

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments on the loan as they become due. The Fund's investments in senior loans are subject to risk of default.

NON-DIVERSIFICATION RISK. The Fund is "non-diversified" and can invest in the securities of a single issuer. To the extent the Fund invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those obligations lose market value or the borrower or issuer of those obligations defaults.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


12   Oppenheimer Senior Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized 40 million of no par value shares. Class A shares are not available for direct purchase. The Fund will sell Class B and Class C shares continuously at the respective offering price for each class of shares. The Fund will make periodic repurchase offers. Transactions in shares of beneficial interest were as follows:


                                                   Period Ended January 31, 2000(1)
                                             -------------------------------------
                                                     SHARES                AMOUNT
----------------------------------------------------------------------------------
CLASS A
Converted and exchanges                             148,893      $      1,493,229
Dividends and/or distributions reinvested               118                 1,183
                                                    -------      ----------------
Net increase                                        149,011      $      1,494,412
                                                    =======      ================

----------------------------------------------------------------------------------
CLASS B
Sold                                              4,091,725      $     40,895,615
Dividends and/or distributions reinvested            51,740               517,215
Repurchased                                         (66,458)             (665,903)
                                                  ---------      ----------------
Net increase                                      4,077,007      $     40,746,927
                                                  =========      ================

----------------------------------------------------------------------------------
CLASS C
Sold                                              6,925,823      $     69,224,409
Dividends and/or distributions reinvested            67,350               673,860
Repurchased                                       (120,987)           (1,212,257)
                                                  ---------      ----------------
Net increase                                      6,872,186      $     68,686,012
                                                  =========      ================

1. For the period from September 8, 1999 (commencement of operations) to January 31, 2000.

13   Oppenheimer Senior Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3.  UNREALIZED GAINS AND LOSSES ON SECURITIES
As of January 31, 2000, net unrealized depreciation on securities of $37,820 was composed of gross appreciation of $239,076, and gross depreciation of $276,896.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average net assets in excess of $800 million. The Manager has voluntarily agreed to reduce its management fee by 0.20% annually and from commencement of operations through the period ended January 31, 2000, to voluntarily waive the fee entirely. Either waiver may be amended at anytime. The Fund's management fee for the period ended January 31, 2000, gross of any waivers was 0.75% of average annual net assets, annualized for periods of less than one full year.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


--------------- ----------------- ------------------ -------------------- ------------------- --------------------
                 AGGREGATE         CLASS A            COMMISSIONS ON       COMMISSIONS ON      COMMISSIONS ON
                 FRONT-END SALES   FRONT-END SALES    CLASS A SHARES       CLASS B SHARES      CLASS C SHARES
                 CHARGES ON        CHARGES RETAINED   ADVANCED BY          ADVANCED BY         ADVANCED BY
PERIOD ENDED     CLASS A SHARES    BY DISTRIBUTOR     DISTRIBUTOR(1)       DISTRIBUTOR(1)      DISTRIBUTOR(1)
---------------- ----------------- ------------------ -------------------- ------------------- --------------------
January 31, 2000       N/A                N/A                $ --               $925,326            $654,854
---------------- ----------------- ------------------ -------------------- ------------------- --------------------

1. THE DISTRIBUTOR ADVANCES COMMISSION PAYMENTS TO DEALERS FOR CERTAIN SALES OF CLASS A SHARES AND FOR SALES OF CLASS B AND CLASS C SHARES FROM ITS OWN RESOURCES AT THE TIME OF SALE.

---------------- ------------------------------- ------------------------------ -------------------------------
                 CLASS A EARLY WITHDRAWAL        CLASS B EARLY WITHDRAWAL       CLASS C EARLY WITHDRAWAL
                 CHARGE (RETAINED BY             CHARGE (RETAINED BY            CHARGE (RETAINED BY
PERIOD ENDED     DISTRIBUTOR)                    DISTRIBUTOR)                   DISTRIBUTOR)
---------------- ------------------------------- ------------------------------ -------------------------------
January 31, 2000             $ --                          $6,221                          $3,351
---------------- ------------------------------- ------------------------------ -------------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C. Because the Fund is a closed-end fund and is not able to rely on the provisions of Rule 12b-1 of the Investment Company Act (the Act), the Fund has requested and obtained from the Securities and Exchange Commission (the SEC) exemptive relief from certain provisions of the Act. The operation of those plans is contingent upon the continued availability of that exemptive relief from the SEC. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.






14   Oppenheimer Senior Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. While the plan permits the Board of Trustees to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C SERVICE AND DISTRIBUTION PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the early withdrawal charges collected on repurchased shares and from the Fund under the plans. If either Class B or Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-----------------------------------------------------------------------------------------------------------------------
        DISTRIBUTION  FEES  PAID TO THE  DISTRIBUTOR  FOR THE SIX  MONTHS  ENDED
                     JANUARY 31, 2000, WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- -------------------------
CLASS B PLAN              $ 76,517               $67,286                 $1,198,585                      2.93%
------------------- --------------------- ---------------------- ---------------------------- -------------------------
CLASS C PLAN               100,378                89,789                   1,300,873                    1.89
------------------- --------------------- ---------------------- ---------------------------- -------------------------



5.  ILLIQUID OR RESTRICTED SECURITIES
As of January 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid. The aggregate value of illiquid securities subject to this limitation as of January 31, 2000 was $100,791,621, which represents 90.57% of the Fund's net assets.











15   Oppenheimer Senior Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


6.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder repurchases provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended January 31, 2000.

7.       SUBSEQUENT EVENT
Effective March 9, 2000, the Fund's existing borrowing agreement was terminated and the Fund entered into a new agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on borrowings at a rate equal to the Federal Funds Rate plus 0.65%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.











16  Oppenheimer Senior Floating Rate Fund

OPPENHEIMER SENIOR FLOATING RATE FUND

     OFFICERS AND TRUSTEES     James C. Swain, Trustee and Chairman of the Board
                               Bridget A. Macaskill, Trustee and President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               William A. Baker, Trustee
                               George C. Bowen, Trustee
                               Edward L. Cameron, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               Raymond J. Kalinowski, Trustee
                               C. Howard Kast, Trustee
                               Robert M. Kirchner, Trustee
                               Ned M. Steel, Trustee
                               Arthur J. Zimmer, Vice President
                               Andrew J. Donohue, Vice President and Secretary
                               Joseph Welsh, Assistant Vice President
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.


     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS  Deloitte & Touche LLP

     LEGAL COUNSEL Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

This is a copy of a report to shareholders of Oppenheimer Senior Floating Rate Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Senior Floating Rate Fund. For more complete information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.







17       Oppenheimer Senior Floating Rate Fund

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RS0291.001.0100     March 31, 2000